Annual Operating Expenses - VIPStockSelectorPortfolio-InvestorPRO - VIPStockSelectorPortfolio-InvestorPRO - VIP Stock Selector Portfolio - VIP Stock Selector Portfolio - Investor Class	Apr. 30, 2025
Operating Expenses:
Management fee	0.57%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[2]
Total annual operating expenses	0.57%

[1]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.